GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
K2M Group Holdings, Inc. (the Company) was formed as a Delaware corporation on June 29, 2010. On July 2, 2010, K2M, Inc. (K2M), a company initially incorporated in 2004, entered into an Agreement and Plan of Merger (the Merger Agreement) with Altitude Group Holdings, Inc. (Altitude) and Altitude Merger Sub, Inc. (Merger Sub). Altitude was a newly formed corporation and an indirect wholly-owned subsidiary of Welsh, Carson, Anderson & Stowe XI, L.P. On August 12, 2010 (the Merger Date), upon the closing of the transactions under the Merger Agreement, Merger Sub merged with and into K2M with K2M being the surviving corporation of such merger (the Merger) and Altitude was renamed K2M Group Holdings, Inc.
The Company is a global medical device company focused on designing, developing and commercializing innovative and proprietary complex spine technologies and techniques. The Company’s complex spine products are used by spine surgeons to treat some of the most difficult and challenging spinal pathologies, such as deformity (primarily scoliosis), trauma, and tumor. The Company has applied its product development expertise in innovating complex spine technologies and techniques to the design, development, and commercialization of an expanding number of proprietary minimally invasive surgery, or MIS products. The Company’s MIS products are designed to allow for less invasive access to the spine and faster patient recovery times as compared to traditional open access surgical approaches for both complex spine and degenerative spine pathologies. The Company has also leveraged these core competencies in the design, development and commercialization of an increasing number of products for patients suffering from degenerative spinal conditions.
Reverse Stock Split and Initial Public Offering
On April 21, 2014, the Board of Directors approved a reverse stock split of the Company’s common stock such that each 2.43 shares of issued common stock were reclassified into one share of common stock. All common stock share and per-share amounts for all periods presented in these financial statements have been adjusted retroactively to reflect the reverse stock split.
On May 13, 2014, the Company completed an IPO of 8,825,000 shares of common stock at a price of $15 per share. The IPO generated net proceeds of $118,826, after deducting underwriting commissions of $9,266 and expenses of approximately $4,283. The underwriting commissions and offering costs were reflected as a reduction to the IPO proceeds received in additional paid-in capital.
Concurrent with the closing of the IPO, the outstanding shares of the Series A Preferred and Series B Preferred were converted on a 2.43 -to-1 basis into 5,577,016 shares of common stock. Following the closing of the IPO, there were no shares of preferred stock outstanding.
The Company used proceeds from the IPO to pay cumulative dividends of approximately $11,932 to holders of Series A Preferred and $6,615 to holders of Series B Preferred following the conversion of the preferred stock. In addition, the Company paid approximately $23,500 to repay all outstanding indebtedness under its line of credit and $40,495 to prepay all outstanding aggregate principal and accrued interest of notes to stockholders.
Pro Forma Presentation
The unaudited pro forma basic and diluted net loss per share allocable to common stockholders for the nine months ended September 30, 2014 has been computed to give effect to the automatic conversion of the Series A Preferred and Series B preferred into 5,577,016 shares of common stock upon the closing of the IPO as of the beginning of the period or the issuance date, if later, and the issuance of 8,825,000 shares of common stock in the IPO as of the beginning of the period. In addition, the numerator in the pro forma basic and diluted net loss per share calculation has been adjusted to remove the accretion or write up of the Series A preferred and Series B Preferred as this amount was reclassified to additional paid-in capital upon the closing of the IPO. The presentation also reflects the removal of interest expense associated with the outstanding shareholder notes and indebtedness under the revolving credit facility as amounts were repaid using the application of our net proceeds from the IPO.
Unaudited Interim Results
The accompanying condensed consolidated balance sheets as of September 30, 2014, the condensed consolidated statements of operations, the condensed consolidated statements of comprehensive loss for the nine months ended September 30, 2013 and 2014, the condensed consolidated statements of changes in stockholders' equity as of September 30, 2014, and the condensed consolidated statements of cash flows for the nine months ended September 30, 2013 and 2014 are unaudited. The unaudited interim financial statements have been prepared on the same basis of accounting as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company’s financial position and results of operations and cash flows for the periods presented. The results for the nine months ended September 30, 2014 are not necessarily indicative of future results. All information as of September 30, 2014 and for the nine month periods ending September 30, 2013 and 2014 within these notes to the consolidated financial statements is unaudited.
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of the Company and all of its wholly-owned subsidiaries including K2M Holdings, Inc.; K2M Inc.; K2M UK Limited; and K2M Germany, GmbH. All intercompany balances and transactions have been eliminated in consolidation.
Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles in the United States US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Net Loss per Share
Basic net loss per common share is determined by dividing the net loss allocable to common stockholders by the weighted average number of common shares outstanding during the periods presented, without consideration of common stock equivalents. Diluted loss per share is computed by dividing the net loss allocable to common stockholders by the weighted average number of shares of common stock and common stock equivalents outstanding for the period. The treasury stock method is used to determine the dilutive effect of the Company’s stock option grants and the if-converted method is used to determine the dilutive effect of the Company’s Series A Preferred and the Series B Preferred. The weighted average shares used to calculate both basic and diluted loss per share are the same because common stock equivalents were excluded in the calculation of diluted loss per share because their effect would be anti-dilutive.
Foreign Currency Translation and Other Comprehensive Loss
The account balances of foreign operations are translated into U.S. dollars using exchange rates for assets and liabilities at the balance sheet date and average prevailing exchange rates for the period for revenue and expense accounts. Adjustments resulting from translation are included in other comprehensive income (loss), which is the Company’s only component of accumulated comprehensive income (loss).
Remeasurement gains and losses from foreign currency transactions are included in the consolidated statements of operations in the period in which they occur.
Recent Accounting Pronouncements

The Company qualifies as an EGC pursuant to the provisions of the JOBS Act and has elected to take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act which permits EGCs to defer compliance with new or revised accounting standards (the EGC extension) until non-issuers are required to comply with such standards. Accordingly, so long as the Company continues to qualify as an EGC, it will not have to adopt or comply with new accounting standards until non-issuers are required to comply with such standards.

In February 2013, the FASB issued guidance requiring new disclosures on items reclassified from Accumulated Other Comprehensive Income (AOCI). Companies will be required to disclose, in a single location, amounts reclassified from each component of AOCI based on its source and the statement of operations line items affected by the reclassification. The Company’s only component of AOCI is from foreign currency translation adjustments. To the extent there are such reclassifications, we plan to present such disclosure in a note to the consolidated financial statements. For public entities that do not qualify for the EGC extension, the new guidance is effective prospectively for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2012. For EGCs that have elected the EGC extension, including the Company, and non-public issuers, the guidance is effective prospectively for annual reporting periods beginning after December 15, 2013. The Company does not anticipate that this disclosure requirement will have a material impact on its consolidated financial statements.

In March 2013, the FASB issued guidance clarifying the accounting for the release of cumulative translation adjustment into net income when a parent either sells part or all of its investment in a foreign entity or no longer holds a controlling interest in a subsidiary or group of asset that is a nonprofit or a business within a foreign entity. For public entities that do not qualify for the EGC extension, the new guidance is effective prospectively for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2013. For EGCs that have elected the EGC extension including the Company, and non-public issuers, the guidance is effective prospectively for the first annual period beginning after December 15, 2014, and interim and annual periods thereafter. Early adoption is permitted. The Company does not anticipate that this adoption will have a material impact on its financial position, results of operations or cash flows.

In July 2013, the FASB issued new guidance on the financial statement presentation of unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. For public entities that do not qualify for the EGC extension, the guidance was effective for fiscal years and interim periods within those years, beginning after December 15, 2013 and may be applied retrospectively. EGCs that have elected the EGC extension, including the Company, and non-public issuers will be required to comply with the guidance on a prospective basis in the first quarter of 2015. Early adoption is permitted. Although adoption of this new guidance may impact how such items are classified on the Company’s balance sheet, such change is not expected to be material. There will be no changes in the presentations of the Company’s other financial statements.

In May 2014, the FASB amended the existing accounting standards for revenue recognition. The amendments are based on the principle that revenue should be recognized to depict the transfer of goods and services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. For public entities other than EGCs that have elected the EGC extension, the guidance will be effective for annual reporting periods beginning after December 15, 2016. EGCs that have elected the EGC extension, including the Company, and non-public entities will be required to comply with the guidance for annual reporting periods beginning after December 15, 2017. Early adoption is not permitted. The amendments may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of the initial application. The Company is still evaluating the impact of these amendments and the transition alternatives on its consolidated financial statements.

GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Description of Business
K2M Group Holdings, Inc. (the Company) was formed as a Delaware corporation on June 29, 2010. On July 2, 2010, K2M, Inc. (K2M), a company initially incorporated in 2004, entered into an Agreement and Plan of Merger (the Merger Agreement) with Altitude Group Holdings, Inc. (Altitude) and Altitude Merger Sub, Inc. (Merger Sub). Altitude was a newly formed corporation and an indirect wholly-owned subsidiary of Welsh, Carson, Anderson & Stowe XI, L.P. On August 12, 2010 (the Merger Date), upon the closing of the transactions under the Merger Agreement, Merger Sub merged with and into K2M with K2M being the surviving corporation of such merger (the Transaction or Merger) and Altitude was renamed K2M Group Holdings, Inc.
The Company is a global medical device company focused on designing, developing and commercializing innovative and proprietary complex spine technologies and techniques. The Company’s complex spine products are used by spine surgeons to treat some of the most difficult and challenging spinal pathologies, such as deformity (primarily scoliosis), trauma, and tumor. The Company has applied its product development expertise in innovating complex spine technologies and techniques to the design, development, and commercialization of an expanding number of proprietary minimally invasive surgery, or MIS products. The Company’s MIS products are designed to allow for less invasive access to the spine and faster patient recovery times as compared to traditional open access surgical approaches for both complex spine and degenerative spine pathologies. The Company has also leveraged these core competencies in the design, development and commercialization of an increasing number of products for patients suffering from degenerative spinal conditions.
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of the Company and all of its wholly-owned subsidiaries including K2M Holdings, Inc., K2M, K2M UK Limited, and K2M Germany, GmbH. All intercompany balances and transactions have been eliminated in consolidation.
Reverse Stock Split
On April 21, 2014 the board of directors approved a reverse stock split of the Company’s common stock such that each 2.43 shares of issued common stock will be reclassified into one share of common stock to be effectuated prior to the pricing of the initial public offering (IPO) contemplated by the Company’s prospectus. All common stock share and per-share amounts for all periods presented in these financial statements have been adjusted retroactively to reflect the reverse stock split.
Pro Forma Presentation

The unaudited pro forma basic and diluted net loss per share allocable to common stockholders for the year ended December 31, 2013 has been computed to give effect to the automatic conversion of the Series A redeemable convertible preferred stock (“Series A Preferred”) and Series B redeemable convertible preferred stock (“Series B Preferred”) into 5,577,016 shares of common stock upon the closing of the IPO as of the beginning of the period or the issuance date, if later and the issuance of
8,825,000 shares of common stock in the IPO as of the beginning of the period. In addition, the numerator in the pro forma basic and diluted net loss per share calculation has been adjusted to remove the accretion or write up of the Series A Preferred and Series B Preferred as this amount will be reclassified to additional paid-in capital upon the closing of the qualifying IPO of the Company’s common stock. The presentation also reflects the removal of interest expense associated with the outstanding shareholder notes and indebtedness under the revolving credit facility as amounts will be repaid using the application of our net proceeds from the IPO. The unaudited pro forma basic and diluted net loss per share does not assume the vesting of the restricted stock units granted by the Company in 2013 nor the issuance and exercise of any stock options.
Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Earnings (Loss) per Share
Basic earnings (loss) per common share is determined by dividing the net income (loss) allocable to common stockholders by the weighted average number of common shares outstanding during the periods presented, without consideration of common stock equivalents. Diluted earnings (loss) per share is computed by dividing the net income (loss) allocable to common stockholders by the weighted average number of shares of common stock and common stock equivalents outstanding for the period. The treasury stock method is used to determine the dilutive effect of the Company’s stock option grants (see Note 11) and the if-converted method is used to determine the dilutive effect of the Company’s Series A Preferred and Series B Preferred (see Note 10). The weighted average shares used to calculate both basic and diluted loss per share are the same because common stock equivalents were excluded in the calculation of diluted loss per share because their effect would be anti-dilutive.
Foreign Currency Translation and Other Comprehensive Loss
The account balances of foreign operations are translated into U.S. dollars using exchange rates for assets and liabilities at the balance sheet date and average prevailing exchange rates for the period for revenue and expense accounts. Adjustments resulting from translation are included in other comprehensive income (loss), which is the Company’s only component of accumulated comprehensive income (loss).
Remeasurement gains and losses from foreign currency transactions are included in the consolidated statements of operations in the period in which they occur.
Cash and Cash Equivalents
The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.
Accounts Receivable
Accounts receivable are reported in the consolidated balance sheets at outstanding amounts, less the allowance for doubtful accounts. The Company performs ongoing credit evaluations of certain customers and generally extends credit without requiring collateral. The Company periodically assesses the collectability of accounts receivable considering factors such as the specific evaluation of collectability, historical collection experience and economic conditions in individual markets and records an allowance for doubtful accounts for the estimated uncollectible amount as appropriate.

Inventory
Inventory consists primarily of finished goods and surgical instruments available for sale and is stated at the lower of cost or market using a weighted-average cost method. The Company reviews its inventory on a periodic basis for excess, obsolete, and impaired inventory and records a reserve for the identified items.
Property and Equipment
Property and equipment are stated at cost net of accumulated depreciation and amortization. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts, and any resulting gain or loss is credited or charged to the consolidated statements of operations. Repairs and maintenance costs are expensed as incurred.
Depreciation of property and equipment is computed using the straight-line method over the estimated useful lives of the respective assets. Amortization of leasehold improvements is recorded over the shorter of the life of the improvement or the remaining term of the lease using the straight-line method.
Goodwill and Other Intangible Assets
Goodwill represents the excess of the consideration transferred over the estimated fair value of assets acquired and liabilities assumed in connection with the Transaction (see Note 2).
Goodwill and indefinite lived intangible assets are not amortized but are evaluated annually or more frequently for impairment if impairment indicators exist. Such indicators include, but are not limited to (i) a significant adverse change in the business climate or environment, (ii) unanticipated competition, or (iii) adverse action or assessment by a regulator. The Company’s annual impairment date is November 1. The Company concluded it has one reporting unit. Prior to performing the annual two-step goodwill impairment test, the Company is first permitted to perform a qualitative assessment to determine if the two-step quantitative test must be completed. The qualitative assessment considers events and circumstances such as macroeconomic conditions, industry and market conditions, cost factors and overall financial performance, as well as company and specific reporting unit specifications. If after performing this assessment, the company concludes it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then it is required to perform a two-step quantitative test. Otherwise, the two-step test is not required. In the first step of the quantitative test, the company is required to determine the fair value of the reporting unit and compare it to the carrying amount of the reporting unit. Fair value of the reporting unit is determined using a discounted cash flow valuation. Determining the fair value of the reporting unit is judgmental in nature and involves the use of significant estimates and assumptions. These estimates and assumptions include changes in revenue and operating margins used to project future cash flows, discount rates, and future economic and market conditions. If the carrying amount of the reporting unit exceeds the fair value of the reporting unit, the company performs the second step of the impairment test, as this is an indication that the reporting unit goodwill may be impaired. In the second step of the impairment test, the company determines the implied fair value of the reporting unit’s goodwill. If the carrying value of a reporting unit’s goodwill exceeds its implied fair value, then an impairment of goodwill has occurred and the company must recognize an impairment loss for the difference between the carrying amount and the implied fair value of goodwill.
The Company used a quantitative assessment for its goodwill impairment testing during 2011 and 2012 and a qualitative assessment for its goodwill during 2013. The Company’s evaluation of goodwill completed during the years December 31, 2011, 2012 and 2013 resulted in no impairment losses.
The Company’s indefinite-lived intangible assets include trademarks and purchased in-process research and development (IPR&D) projects, which originated from the Transaction and were measured at their respective estimated fair values as of the acquisition date.
When evaluating whether an indefinite lived intangible is impaired, the impairment test consists of a comparison of the fair value of the intangible asset with its carrying value. If the carrying amount of the intangible asset exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess. The Company uses a “relief from royalty” approach for evaluating trademarks for impairment. The relief from royalty approach utilizes a discounted cash flow model to determine the fair value of the trademarks. The Company uses a discounted cash flow valuation for evaluating IPR&D for impairment. The Company’s evaluation of indefinite-lived intangible assets completed during the years ended December 31, 2011, 2012 and 2013 resulted in no impairment losses.
Finite-lived intangible assets include licensed technology, developed technology, and customer relationships and are amortized over estimated useful lives, which range from 4–7 years. The Company recorded no impairment loss during the years ended December 31, 2011, 2012 and 2013.
Other Assets
Other long-term assets consist mainly of surgical instruments used primarily in the domestic and direct international distribution channels to implant the Company’s products. Surgical instruments are stated at cost less accumulated amortization. The Company amortizes these instruments to cost of revenues over their estimated useful life.
The Company provides surgical instruments to its customers for use to implant its products during a surgical procedure. Following completion of the procedure, the instruments are returned to the Company upon which it will sanitize the instrument and provide it to another customer.
As a result of the completion of an extensive evaluation of the useful life of surgical instruments in 2013, including consideration of the average age of instruments on-hand and the average age of instruments when disposed of, the Company determined that the estimated useful life of such instruments had increased to five years, from three years as previously estimated. The Company accounted for this change in the estimated useful life beginning January 1, 2013. This change had the effect of reducing cost of revenue, net loss, net loss attributable to common stockholders and net loss per share in its consolidated results of operations as follows:

Year Ended December 31, 2013
Cost of revenue	$6,732
Net loss	$5,520
Net loss attributable to common stockholders	$5,520
Net loss per share (basic and diluted)	$0.25

Impairment of Long-Lived Assets
Long-lived assets, such as fixed assets and other finite-lived intangible assets are reviewed for impairment whenever circumstances indicate that the carrying amount of the asset may not be recoverable. The carrying amount of a long-lived asset may not be recoverable if it exceeds the sum of undiscounted cash flows expected to be generated by the asset. If an asset is determined to be impaired, the loss is measured as the amount by which the carrying amount of the asset exceeds its estimated fair value. Considerable management judgment is necessary to estimate undiscounted future cash flows. Accordingly, actual results could differ from such estimates. No events have been identified that caused an evaluation of the recoverability of the long-lived assets.

Fair Value Measurements
Fair value is defined in the fair value measurement accounting guidance as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, or exit price. Assets and liabilities subject to fair value measurements are required to be disclosed within a specified fair value hierarchy. The fair value hierarchy ranks the quality and reliability of inputs or assumptions used in the determination of fair value and requires assets and liabilities carried at fair value to be classified and disclosed in one of the following categories based on the lowest level input used that is significant to a particular fair value measurement:

•	Level 1 – Defined as observable inputs such as unadjusted quoted prices in active markets for identical assets.

•
Level 2 – Defined as observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 – Defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.
The Company’s cash and cash equivalents are subject to fair value measurements. In accordance with the hierarchy, the inputs used in measuring the fair value of the cash equivalents are considered to be Level 1.
The Company applies the fair value measurement accounting guidance to nonfinancial assets upon the acquisition of businesses or in conjunction with the measurement of an impairment loss of a long-lived asset, goodwill or other intangible asset under the accounting guidance for impairments.
Financial Instruments and Concentration of Credit Risk
The Company considers the recorded costs of certain financial assets and liabilities, including cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses, to approximate their fair value because of relatively short maturities at December 31, 2012 and December 31, 2013. The fair values of the bank line of credit and other long-term liabilities approximated their carrying amounts as of December 31, 2012 and December 31, 2013, based on rates and terms available to the Company at that time.
Financial instruments that potentially subject the Company to a concentration of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company maintains its cash balances with creditworthy financial institutions in the United States, and the balances may exceed, at times, the amount insured by the Federal Deposit Insurance Corporation. No single customer represented more than 10% of revenues for any period presented.
Revenue Recognition
Revenue is recognized when all of the following criteria are met: persuasive evidence of an arrangement exists, delivery has occurred or service has been rendered, the price to the buyer is fixed or determinable, and collectability is reasonably assured.
The Company’s revenue in its direct markets is generated by making its products available to hospitals that purchase specific products for use in surgery on a case-by-case basis. Revenue from sales generated by use of products is recognized upon receipt of a delivered order confirming that the Company’s products have been used in a surgical procedure.

International sales outside of its direct markets are transacted with independent distributors, who then resell the products to their hospital customers. The Company recognizes revenue upon shipment of its products to the international distributors, who accept title at point of shipment.
Shipping and Handling Costs
Shipping and handling costs are charged to sales and marketing expense in the consolidated statements of operations and amounted to $1,870, $2,143 and $2,311 for the years ended December 31, 2011, 2012 and 2013, respectively.
Research, Development, and Engineering
The Company expenses its research, development, and engineering costs as incurred.
Stock-Based Compensation
The Company grants stock-based compensation in the form of stock options and restricted stock units. The expense is based on the fair value of share-based payments to employees using the Black-Scholes-Merton option pricing model and is recognized as expense on a straight-line basis over the vesting period, less awards expected to be forfeited using estimated forfeiture rates.
The Company accounts for equity instruments issued to nonemployees by recording the fair value of the equity instrument on the earlier of the performance commitment date or the date the services required are completed. Until shares under the award are fully vested, the Company marks-to-market the fair value of the options at the end of each accounting period.
Income Taxes
The Company accounts for income taxes using the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities, their respective tax bases, and operating loss and credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date.
Valuation allowances are established when necessary to reduce net deferred tax assets to the amount expected to be realized. Income tax expense (benefit) is the tax payable (receivable) for the period and the change during the period in deferred tax assets and liabilities.
As prescribed by the accounting guidance, the Company uses a more-likely-than-not recognition threshold based on the technical merits of the tax position taken. Tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of the tax benefits, as determined on a cumulative probability basis, that are more-likely-than-not to be realized upon ultimate settlement in the financial statements. The Company recognizes interest and penalties related to income tax matters in income tax expense (benefit).
Redeemable Convertible Preferred Stock
The Company uses the effective interest method to accrete the differences between the carrying value and the estimated redemption value of its preferred stock, such that the carrying value will approximate the redemption value on the earliest possible redemption date.